NET INTEREST INCOME	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
NET INTEREST INCOME

27)	NET INTEREST INCOME

	R$ thousands
	Year ended December 31
	2024	2023	2022
Interest and similar income
Loans and advances to banks	27,775,382	28,323,764	17,154,023
Loans and advances to customers:
- Loans	101,676,019	102,035,197	100,681,327
- Leases	868,103	582,589	485,298
Financial assets:
- At fair value through profit or loss	27,842,234	28,363,663	29,224,224
- Fair value through other comprehensive income	24,537,302	16,906,668	29,301,725
- At amortized cost	20,118,794	25,277,210	15,526,536
Compulsory deposits with the Central Bank	8,894,336	9,943,391	8,224,712
Other financial interest income	21,547	25,992	15,340
Total	211,733,717	211,458,474	200,613,185

Interest and similar expenses
Deposits from banks:
- Interbank deposits	(1,115,457)	(1,943,998)	(230,452)
- Funding in the open market	(29,159,155)	(31,529,801)	(26,140,363)
- Borrowings and onlending	(7,768,802)	(5,834,892)	(5,182,646)
Deposits from customers:
- Savings accounts	(7,977,114)	(9,017,597)	(9,351,219)
- Time deposits	(35,409,570)	(42,262,374)	(32,706,362)
Securities issued	(26,420,100)	(25,887,914)	(21,274,753)
Subordinated debt	(6,378,786)	(7,007,236)	(7,262,125)
Liabilities of insurance contracts	(29,398,557)	(32,173,621)	(27,972,772)
Technical capitalization provisions	(651,612)	(718,622)	(681,221)
Total	(144,279,153)	(156,376,055)	(130,801,913)

Net interest income	67,454,564	55,082,419	69,811,272